DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN
1. DESCRIPTION OF THE PLAN

The following description of the Applied Industrial Technologies, Inc. Retirement Savings Plan (the “Plan”) is provided for general purposes only. Participants and users of the financial statements should refer to the Plan document for more complete information.

General - The Plan was established for the purpose of encouraging and assisting eligible U.S.-based employees of Applied Industrial Technologies, Inc. and its subsidiaries (the “Company”) to provide long-term, tax-deferred savings for retirement. The Plan is subject to reporting and disclosure requirements, minimum participation and vesting standards, and fiduciary responsibility requirements of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.

Administration - On January 1, 2025, the record keeper and trustee for the assets of the Plan switched from Principal Trust Company ("Principal") to Charles Schwab Trust Bank ("Schwab"). The Plan is
administered by the Company. The Company's powers and duties relate to making participant and employer contributions to the Plan, establishing investment options, authorizing disbursements from the
Plan, and resolving any questions of Plan interpretation.

Participant Accounts - Each participant's account is credited with the participant's contributions and allocations of (a) the Company's contributions and (b) Plan earnings (losses), and (c) administrative expenses. Allocated expenses are based on participant contributions, account balances, or can be per capita, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested portion of their account.

Participation and Contributions - All eligible employees may participate in the Plan upon their hire with the Company. Eligible employees may elect to make pre-tax or after-tax contributions to the Plan ranging from 1% to 50% of compensation, subject to limitations under the Internal Revenue Code ("IRC"). Highly compensated employees are restricted to maximum contributions of 15% of compensation. All newly eligible employees are automatically enrolled into the Plan with an initial contribution rate of 4% after 30 days of employment if they have not already made an affirmative election to contribute to the Plan or have not made an election to opt out of contributing.

The Company may make additional discretionary matching contributions limited to 50% of the aggregate participant pre-tax and after-tax contributions up to 6% of the participant's eligible compensation for that period. Employer matching contributions are paid each pay period and the participant must be employed during the period to receive the match. The employer matching contribution was suspended in July 2024 but reinstated during the first quarter of 2025.

The Plan permits catch-up contributions for participants who are age 50 or older and defer the maximum amount allowed under the Plan.

The Plan provides for rollover contributions (amounts distributed to participants from certain other tax-qualified plans) and transfer contributions (amounts transferred from certain other tax-qualified plans) by or on behalf of an employee in accordance with procedures established by the Company.
Investment of Contributions - The Plan provides that, in accordance with the investment objectives established by the Company, the trustee of the Plan shall hold, invest, reinvest, manage and administer all assets of the Plan as a trust fund for the exclusive benefit of participants and their beneficiaries. Participants elect investment of matching and pre-tax contributions in 1% increments to any of several investment funds or options. The portion of the Plan that is invested in the Applied Industrial Technologies, Inc. Stock Fund is intended to be an Employee Stock Ownership Plan (“ESOP”) under IRC Section 4975 (e)(7) and ERISA Section 407 (d)(6).
Participants may elect to change their investment elections as to future contributions and may also elect to reallocate a portion or all of their account balances among the investment choices in increments of 1% of the total amount to be reallocated. All such elections are filed with the trustee of the Plan and become effective daily.
Vesting and Distributions - Each participant is immediately and fully vested in their participant contributions and earnings thereon. Participants vest in employer contributions at a rate of 25% for each year of eligible service, becoming completely vested after four years, or at death, termination of employment due to physical or mental disability (determined by the Company upon the basis of a written certificate of a physician selected by it), or normal retirement as defined in the Plan.

Upon termination of employment, participants may receive lump-sum or installment distributions of their vested account balances as soon as administratively possible. Distributions are made in the form of cash. The Plan permits hardship withdrawals, if the hardship criteria are met, or in-service distributions at age 59 1/2. Hardship withdrawals and in-service distributions can be taken from participant rollovers, salary deferrals, and catch-up contributions.

Forfeitures - Forfeitures of non-vested amounts are used to first reduce future matching employer contributions and second, to pay eligible plan expenses. The Company used approximately $32,000 from the forfeitures to offset contributions and pay plan expenses for the year ended December 31, 2025. The balance in the forfeiture account was approximately $400,000 and $165,000 as of December 31, 2025 and 2024, respectively.

Participant Notes Receivable - Participants may borrow (from their pre-tax contributions, rollover contributions and transferred contributions) a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of the aggregate sum of the participant's accounts. Participant notes receivable terms generally range from 1-5 years or up to 10 years if used for the purchase of a primary residence. Participant notes receivable that originated from merged plans are also reflected in participant notes receivable in the Plan's financial statements; these participant notes receivable are to be repaid to the Plan in accordance with their original terms. Participant notes receivable are collateralized by the balance in the participant's accounts and bear interest at market rates prevailing at the time the participant note receivable originated. Principal and interest are paid ratably through bi-weekly payroll deductions. Funds cannot be borrowed from Company contributions.

Plan Termination - The Plan was adopted with the expectation that it will continue indefinitely. The Company may, however, terminate the Plan at any time and may amend the Plan from time to time. In the event of termination of the Plan, all participants will immediately become fully vested in their accounts.

Tax Status of the Plan - The Plan obtained its latest determination letter dated July 12, 2017, in which the Internal Revenue Service stated that the Plan, as then designed, was in compliance with the applicable requirements of the IRC. Although the Plan has been amended since receiving this determination letter, the Plan administrator believes that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC. The Plan Administrator regularly works with ERISA Counsel to ensure the Plan's operations remain in compliance. Therefore, no provision for income taxes has been included in the Plan's financial statements. The Plan is no longer subject to income tax examinations for the years prior to 2022.

Party-in-interest Transactions - The Plan invests in shares of the Company's common stock. The Company is the Plan sponsor; therefore, these transactions qualify as party-in-interest transactions as defined under ERISA guidelines. For the year ended December 31, 2025, transactions involving the Company's stock included sales of approximately $28,100,000 and purchases of approximately $11,600,000.